CONVERTIBLE NOTES (Details Narrative) - Stardust Power Inc And Subsidiary [Member]	Apr. 24, 2024 USD ($) shares
Convertible Equity Agreements [Member]
Convertible notes	$ 100,000
Convertible equity converted into shares | shares	257,216
American Investor Group Direct LLC [Member]
Convertible notes	$ 2,000,000